JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 60.0%
Fixed Income — 13.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,534	50,511
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	19,158	151,730
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,943	20,163
JPMorgan High Yield Fund Class R6 Shares (a)	5,429	37,460

Total Fixed Income		259,864

International Equity — 9.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	10,590	185,847

U.S. Equity — 37.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	11,098	754,860

TOTAL INVESTMENT COMPANIES (Cost $984,043)		1,200,571

EXCHANGE-TRADED FUNDS — 37.9%
Alternative Assets — 3.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	739	78,675

Fixed Income — 3.0%
JPMorgan High Yield Research Enhanced ETF (a)	190	9,293
JPMorgan U.S. Aggregate Bond ETF (a)	998	50,411

Total Fixed Income		59,704

International Equity — 21.9%
JPMorgan BetaBuilders International Equity ETF (a)	7,933	440,696

U.S. Equity — 9.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,188	101,617
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,302	79,407

Total U.S. Equity		181,024

TOTAL EXCHANGE-TRADED FUNDS (Cost $670,265)		760,099

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $8,285)	8,310	8,212

	Shares (000)
SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $49,078)	49,078	49,078

Total Investments — 100.7% (Cost $1,711,671)		2,017,960
Liabilities in Excess of Other Assets — (0.7)%		(13,868)

Net Assets — 100.0%		2,004,092

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.

JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	331	06/2022	USD	74,996	6,083

Short Contracts
MSCI Emerging Markets E-Mini Index	(621)	06/2022	USD	(34,934)	(2,562)

					3,521

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$760,099	$—	$—	$760,099
Investment Companies	1,200,571	—	—	1,200,571
U.S. Treasury Obligations	—	8,212	—	8,212
Short-Term Investments
Investment Companies	49,078	—	—	49,078

Total Investments in Securities	$2,009,748	$8,212	$—	$2,017,960

Appreciation in Other Financial Instruments
Futures Contracts	$6,083	$—	$—	$6,083
Depreciation in Other Financial Instruments
Futures Contracts	(2,562)	—	—	(2,562)

Total Net Appreciation/Depreciation in Other Financial Instruments	$3,521	$—	$—	$3,521

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$13,126	$12,712	$(414)	$—	$—	—	$—		$—
JPMorgan BetaBuilders International Equity ETF (a)	522,197	38,853	83,872	(1,038)	(35,444)	440,696	7,933	12,934		—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	106,795	3,221	42,374	7,063	3,970	78,675	739	1,685		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	106,020	9,214	8,916	469	(5,170)	101,617	1,188	786		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	70,469	25,724	9,814	(141)	(6,831)	79,407	1,302	691		—
JPMorgan Core Bond Fund Class R6 Shares (a)	56,804	7,934	9,774	(752)	(3,701)	50,511	4,534	914		444
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	145,846	44,819	27,102	(944)	(10,889)	151,730	19,158	2,785		978
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	15,648	7,149	—	—	(2,634)	20,163	2,943	568		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	173,746	78,752	24,476	(3,582)	(38,593)	185,847	10,590	4,754		4,547
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	15,665	594	13,796	(2,593)	130	—	—	593		—
JPMorgan Equity Index Fund Class R6 Shares (a)	619,710	189,362	83,887	2,015	27,660	754,860	11,098	6,857		9,522
JPMorgan High Yield Fund Class R6 Shares (a)	27,335	21,536	9,589	(220)	(1,602)	37,460	5,429	1,089		—
JPMorgan High Yield Research Enhanced ETF (a)	46,309	—	34,096	(2,003)	(917)	9,293	190	1,459		—
JPMorgan Income Fund Class R6 Shares (a)	15,498	397	15,125	(681)	(89)	—	—	429		—
JPMorgan Managed Income Fund Class L Shares (a)	1,018	—	1,018	1	(1)	—	—	—	(b)	—
JPMorgan U.S. Aggregate Bond ETF (a)	56,585	28,520	31,070	(1,786)	(1,838)	50,411	998	576		72
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c)	40,077	391,540	382,539	—	—	49,078	49,078	11		—
JPMorgan U.S. Value Factor ETF (a)	107,568	—	108,692	4,024	(2,900)	—	—	344		—

Total	$2,127,290	$860,741	$898,852	$(582)	$(78,849)	$2,009,748		$36,475		$15,563

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.